Vessels, net, Net Book Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Book Value [Abstract]
Beginning balance	$ 248,079
Ending balance	498,472	$ 248,079
Vessels [Member]
Vessels' Cost [Abstract]
Beginning balance	228,389	228,158
Vessels' acquisitions transferred from advances	135,617
Vessels' acquisitions	155,977
Vessels' improvements		231
Vessel's disposals	(22,145)
Ending balance	497,838	228,389
Accumulated Depreciation [Abstract]
Beginning balance	(38,812)	(26,050)
Vessels' disposals	4,652
Depreciation	(13,989)	(12,762)
Ending balance	(48,149)	(38,812)
Net Book Value [Abstract]
Beginning balance	189,577	202,108
Vessels' acquisitions transferred from advances	135,617
Vessels' acquisitions	155,977
Vessels' improvements		231
Vessels' disposals	(17,493)
Depreciation	(13,989)	(12,762)
Ending balance	$ 449,689	$ 189,577